Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,714,942.50
Total Fee Amount	2,860.74
Total Offset Amount	0.00
Net Fee	$ 2,860.74
Offering Table N/A
Offset Table N/A	N/A